Note 11 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
Total loans at January 1, 2012	$5,088
New loans	1,427
Repayments	(797)
Other changes	-
Total loans at December 31, 2012	$5,718